Schedule of Impairment of Long-Lived Assets (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment on equipment and intangible assets	$ 945,710	5,725,046	569,139
Impairment on prepayment for equipment	4,912,876	29,741,076	0	0
Total	$ 5,858,586	35,466,122	569,139	0